Merger (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Financial Information for Former Included in Consolidated Statement of Operations

The following table presents financial information for the former UCB included in the Consolidated Statements of Operations from the date of acquisition through December 31, 2018.

Actual From Acquisition Date Through December 31, 2018 (in thousands)
Net interest income after provision for loan losses	$3,227
Noninterest income	373
Net income	1,707

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for UCB.  Core deposit intangibles will be amortized over a period of ten years using an accelerated method. Goodwill will not be amortized, but instead will be evaluated for impairment. Furthermore, the unaudited pro forma information does not reflect management’s estimate of any revenue-enhancing opportunities nor anticipated cost savings as a result of the integration and consolidation of the acquisition.

Consideration paid		$117,344

Net assets acquired:
Cash and due from financial institutions	$156,472
Securities available for sale	43,214
Equity securities	212
Loans held for sale	492
Loans, net	298,319
Other securities	3,527
Premises and equipment	5,291
Accrued interest receivable	950
Core deposit intangible	7,518
Bank owned life insurance	17,193
Other assets	10,361
Noninterest-bearing deposits	(112,787)
Interest-bearing deposits	(363,157)
Other liabilities	(17)
		67,588
Goodwill resulting from UCB merger		$49,756